EARNINGS PER SHARE (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Net Earnings and Common Shares Used to Calculate Basic and Diluted Net Earnings per Share
Net earnings attributable to Procter & Gamble and common shares used to calculate basic and diluted net earnings per share were as follows:

Years ended June 30	2013	2012	2011
NET EARNINGS FROM CONTINUING OPERATIONS	$11,402	$9,317	$11,698
Net earnings from discontinued operations	—	1,587	229
NET EARNINGS	11,402	10,904	11,927
Net earnings attributable to noncontrolling interests	(90)	(148)	(130)
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE (Diluted)	11,312	10,756	11,797
Preferred dividends, net of tax benefit	(244)	(256)	(233)
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE AVAILABLE TO COMMON SHAREHOLDERS (Basic)	11,068	10,500	11,564

NET EARNINGS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO PROCTER & GAMBLE AVAILABLE TO COMMON SHAREHOLDERS (Basic)	$11,068	$8,913	$11,335

NET EARNINGS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO PROCTER & GAMBLE (Diluted)	$11,312	$9,169	$11,568

Shares in millions; Years ended June 30	2013	2012	2011
Basic weighted average common shares outstanding	2,742.9	2,751.3	2,804.0
Effect of dilutive securities
Conversion of preferred shares(1)	116.8	123.9	128.5
Exercise of stock options and other unvested equity awards(2)	70.9	66.0	69.4
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	2,930.6	2,941.2	3,001.9

(1)
Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs when the preferred shares are sold. Shares may only be sold after being allocated to the ESOP participants pursuant to the repayment of the ESOP's obligations through 2035.

(2)
Approximately 12 million in 2013, 67 million in 2012 and 93 million in 2011 of the Company's outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).